RIGHT OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Disclosure of information about right of use assets

Figures in millions - US Dollars	Mine Infrastructure	Land and buildings	Total

Cost
Balance at 1 January 2021	233	24	257
Additions	95	7	102
Derecognition and other movements (1)	(22)	(15)	(37)
Translation	(9)	—	(9)
Balance at 31 December 2021	297	16	313

Accumulated amortisation and impairments
Balance at 1 January 2021	100	15	115
Amortisation for the year	61	2	63
Impairment	—	1	1
Derecognition and other movements (1)	(22)	(15)	(37)
Translation	(4)	—	(4)
Balance at 31 December 2021	135	3	138
Net book value at 31 December 2021	162	13	175

Cost
Balance at 1 January 2022	297	16	313
Additions	90	1	91
Derecognition and other movements (1)	(34)	—	(34)
Translation	(8)	(2)	(10)
Balance at 31 December 2022	345	15	360

Accumulated amortisation and impairments
Balance at 1 January 2022	135	3	138
Amortisation for the year	78	3	81
Derecognition and other movements (1)	(29)	—	(29)
Impairment	17	—	17
Translation	(4)	1	(3)
Balance at 31 December 2022	197	7	204
Net book value at 31 December 2022	148	8	156

Cost
Balance at 1 January 2023	345	15	360
Additions	77	6	83
Derecognition and other movements (1)	(48)	—	(48)
Translation	(1)	1	—
Balance at 31 December 2023	373	22	395

Accumulated amortisation and impairments
Balance at 1 January 2023	197	7	204
Amortisation for the year	77	3	80
Derecognition and other movements (1)	(38)	—	(38)
Impairment (2)	10	—	10
Impairment reversal (2)	(3)	—	(3)
Balance at 31 December 2023	243	10	253
Net book value at 31 December 2023	130	12	142
(1)Derecognition and other movements include amounts relating to modifications and terminations of leased assets.
(2) The Group recognised a net impairment loss of $192m (gross of taxation) during December 2023, of which a net $7m related to right of use assets. Refer to note
12.

Disclosure of quantitative information about leases for lessee

Figures in millions - US Dollars	2023	2022	2021
Amounts recognised in the statement of cash flows including expenses on short- term leases, variable lease payments and leases on low value assets
Total cash outflow on leases including expenses on short-term leases, variable lease payments and leases on low value assets	939	875	455

Amounts recognised in the income statement for lease payments not included in lease liabilities
Expenses on short-term leases	32	19	48
Expenses on variable lease payments (1)	800	749	302
Expenses on leases of low value assets	2	15	33
(1) The variable lease payments consist mainly of mining and drilling contracts and constitutes 85% (2022: 86%; 2021: 66%) of total lease payments made during the period. The variable nature of these contracts is to allow equal sharing of pain and gain between the Group and its contractors. These payments are predominantly driven by performance measures on a per tonne or a per meter basis. The future cash flows to which the Group is potentially exposed to are not disclosed as their variability does not permit reliable forecasts.

Figures in millions - US Dollars	2023	2022	2021

Reconciliation of lease liabilities (1)
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	186	185	153
Lease liabilities recognised	83	90	103
Repayment of lease liabilities	(94)	(82)	(63)
Finance costs paid on lease liabilities	(11)	(10)	(9)
Interest charged to the income statement	12	11	9
Modifications and terminations	(7)	(7)	—
Translation	2	(1)	(8)
Closing balance	171	186	185

Lease liabilities (2)
Non-current	98	115	124
Current	73	71	61
Total	171	186	185
(1) The Group leases a number of assets as part of its activities. These primarily include gas pipelines, ore haulage and site services, mining equipment and property.  All lease contracts contain market review clauses in the event that the Group exercises its option to renew. A maturity analysis of lease liabilities is provided in note 31.
(2)In 2022, $13m was reclassified from current to non-current lease liabilities.